Other operating expenses - Summary of Cumulative Number of Shares Allocated On Variable Compensation (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2025 shares
2023 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares allocated	3,303
2024 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares allocated	113,905
2025 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares allocated	600,544